                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                        September 8, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   General American Separate Account Two
           File No. 811-02162

Commissioners:

Semi-Annual Reports dated June 30, 2008 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

                                        Sincerely,


                                        /s/ John M. Richards
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company